Long-term investment (Details Narrative)	1 Months Ended		6 Months Ended			12 Months Ended
	Jan. 31, 2022 USD ($)	Jan. 31, 2022 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 USD ($)	Mar. 17, 2025 USD ($)	Mar. 31, 2025 USD ($)
Schedule of Equity Method Investments [Line Items]
Equity Method Investments			$ 14,187,730		$ 13,159,074		$ 13,159,074
Disposal Group, Including Discontinued Operation, Investment			16,630,239
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest					$ 218,851	$ 4,602,415
Fujian Pingtan Ocean Fishery Group Co. Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	3.00%	3.00%
Cash consideration	$ 13,096,934	¥ 94,012,410
Percentage of voting interest acquired	20.00%	20.00%
Equity Method Investment, Realized Gain (Loss) on Disposal			$ 3,471,165	¥ 24,916,714